Segmentation - Summary of the Amount of Revenue from External Customers (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Revenue From External Customers [Line Items]
Revenue from contracts with customers	€ 68,211	€ 50,692
The Netherlands
Disclosure of Revenue From External Customers [Line Items]
Revenue from contracts with customers	33,982	19,976
Belgium
Disclosure of Revenue From External Customers [Line Items]
Revenue from contracts with customers	9,656	3,799
Germany
Disclosure of Revenue From External Customers [Line Items]
Revenue from contracts with customers	10,194	6,607
France
Disclosure of Revenue From External Customers [Line Items]
Revenue from contracts with customers	12,682	19,139
Other
Disclosure of Revenue From External Customers [Line Items]
Revenue from contracts with customers	€ 1,697	€ 1,171